Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax provision	$ 3,183,154	$ 2,871,693
Deferred income tax provision
Total	$ 3,183,154	$ 2,871,693